Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets as per statement of financial position
Trade and other receivables	$ 218,115	$ 228,378
Derivative financial instruments	31,820	5,342
Short-term investment	62,637	98,571
Cash and cash equivalents	339,781	230,653	$ 199,766	$ 336,282
Total	652,353	562,944
Liabilities as per statement of financial position
Trade and other payables	191,738	259,607
Borrowings	904,949	1,007,752	817,651
Lease liabilities	378,510	337,980	$ 246,854
Derivative financial instruments	169	3,057
Total	1,475,366	1,608,396
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	164,881	214,990
Borrowings	904,949	1,007,752
Lease liabilities	378,510	337,980
Derivative financial instruments	169	3,057
Total	1,448,509	1,563,779
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	26,857	44,617
Borrowings	0	0
Lease liabilities	0	0
Derivative financial instruments	0	0
Total	26,857	44,617
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	163,481	214,990
Borrowings	904,949	1,007,752
Lease liabilities	378,510	337,980
Derivative financial instruments	(1,510)	0
Total	1,445,430	1,560,722
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	1,400	0
Borrowings	0	0
Lease liabilities	0	0
Derivative financial instruments	1,679	3,057
Total	3,079	3,057
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	113,831	108,025
Derivative financial instruments	31,820	5,342
Short-term investment	62,637	98,571
Cash and cash equivalents	339,781	230,653
Total	548,069	442,591
Financial Assets Instruments | Financial asset / liabilities at amortized cost
Assets as per statement of financial position
Trade and other receivables	113,831	108,025
Derivative financial instruments	0	0
Short-term investment	0	0
Cash and cash equivalents	339,781	230,653
Total	453,612	338,678
Financial Assets Instruments | Financial assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	31,820	5,342
Short-term investment	62,637	98,571
Cash and cash equivalents	0	0
Total	94,457	103,913
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	104,284	120,353
Derivative financial instruments	0	0
Short-term investment	0	0
Cash and cash equivalents	0	0
Total	$ 104,284	$ 120,353